Property, plant, and equipment	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Property, plant, and equipment

17. Property, plant, and equipment

	Notes	Building and land	Facilities	Equipment	Mineral properties	Railway equipment	Right of use assets	Other	Constructions in progress	Total
Balance as of December 31, 2024		8,655	8,085	4,038	4,547	2,088	660	2,192	9,719	39,984
Additions (i)		–	–	–	–	–	34	–	2,189	2,223
Disposals and impairments		(14)	(13)	(3)	(7)	(7)	–	(1)	(181)	(226)
Assets retirement obligation	25(b)	–	–	–	32	–	–	–	–	32
Depreciation, depletion and amortization		(223)	(295)	(302)	(218)	(75)	(76)	(188)	–	(1,377)
Transfer to held for sale (Energy Assets)	15(a)	(24)	(306)	(358)	(1)	–	(37)	(48)	(57)	(831)
Translation adjustment		1,036	976	395	400	285	32	220	1,144	4,488
Transfers		474	763	763	(800)	116	–	228	(1,544)	–
Balance as of June 30, 2025		9,904	9,210	4,533	3,953	2,407	613	2,403	11,270	44,293
Cost		17,313	15,167	10,798	12,320	4,239	1,500	5,486	11,270	78,093
Accumulated depreciation		(7,409)	(5,957)	(6,265)	(8,367)	(1,832)	(887)	(3,083)	–	(33,800)
Balance as of June 30, 2025		9,904	9,210	4,533	3,953	2,407	613	2,403	11,270	44,293

Balance as of December 31, 2023		10,119	9,239	4,450	6,925	2,612	1,359	2,484	11,208	48,396
Additions (i)		–	–	–	–	–	(4)	–	2,749	2,745
Disposals		(5)	(16)	(7)	–	(3)	–	(1)	(70)	(102)
Assets retirement obligation	25(b)	–	–	–	(147)	–	–	–	–	(147)
Depreciation, depletion and amortization		(225)	(276)	(351)	(226)	(81)	(93)	(164)	–	(1,416)
Translation adjustment		(1,139)	(1,098)	(397)	(517)	(332)	(37)	(220)	(1,154)	(4,894)
Transfers		314	504	284	158	50	–	127	(1,437)	–
Balance as of June 30, 2024		9,064	8,353	3,979	6,193	2,246	1,225	2,226	11,296	44,582
Cost		15,956	13,724	9,706	14,734	3,917	2,089	4,929	11,296	76,351
Accumulated depreciation		(6,892)	(5,371)	(5,727)	(8,541)	(1,671)	(864)	(2,703)	–	(31,769)
Balance as of June 30, 2024		9,064	8,353	3,979	6,193	2,246	1,225	2,226	11,296	44,582

(i) Includes capitalized interest, when applicable.

For more details regarding right of use and lease liability see note 22.